Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Oct. 31, 2022
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities	Accrued expenses and other liabilities consisted of the following:
	October 31, 2022	October 31, 2021

Accrued expenses (1)	$7,880,984	$5,719,287
Payroll payable	102,297	102,482
Other payable	509,642	123,341
Accrued expenses and other liabilities	$8,492,923	$5,945,110
(1)

The balance as of October 31, 2022 represented accrued contract expenses of approximately $6.9 million and accrued contract loss of approximately $1.0 million. The balance as of October 31, 2021 represented accrued contract expenses of approximately $3.8 million and accrued contract loss of approximately $1.9 million.